Pension Plans and Other Postretirement Benefit Plans - Summary of Deferred Compensation Plan Amounts Recognized On Balance Sheet (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Retirement Benefits [Abstract]
Non-current assets (included in investments)	$ 2,954
Non-current liabilities (included in other employee related costs)	$ (2,976)